Note 2 - Investments (Details) - Net Investment Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net Investment Income [Line Items]
Gross investment income	$ 21,994,995	$ 21,814,071
Investment expenses	832,260	1,152,929
Net investment income	21,162,735	20,661,142
Fixed Maturities [Member]
Net Investment Income [Line Items]
Gross investment income	18,957,838	19,254,558
Equity Securities [Member]
Net Investment Income [Line Items]
Gross investment income	270,306	169,784
Mortgage Loans on Real Estate [Member]
Net Investment Income [Line Items]
Gross investment income	1,497,721	1,109,776
Policy Loans [Member]
Net Investment Income [Line Items]
Gross investment income	478,712	478,750
State-Guaranteed Receivables [Member]
Net Investment Income [Line Items]
Gross investment income	557,812	568,978
Derivative [Member]
Net Investment Income [Line Items]
Gross investment income		2,400
Other Long-term Investments [Member]
Net Investment Income [Line Items]
Gross investment income	$ 232,606	$ 229,825